Organization and Business Description	6 Months Ended
Jun. 30, 2025
Organization and Business Description [Abstract]
ORGANIZATION AND BUSINESS DESCRIPTION

1. ORGANIZATION AND BUSINESS DESCRIPTION

Able View Global Inc. (“Able View Global”, or the “Company”) was incorporated as a private company under the laws of Cayman Island on October 11, 2022, as a direct wholly owned subsidiary of Able View Inc. (“Ableview Cayman”). Ableview Cayman was incorporated on January 21, 2021 under the laws of the Cayman Islands as an exempted company with limited liability.

The Company, through its subsidiaries (herein the subsidiaries are collectively referred to as the “Operating Subsidiaries”) are engaged in importing and selling cosmetics and other beauty products to E-commerce platforms and distributor customers, as well as individual customers, and provision of operation services for online stores owned by customers.

Disposal of Shanghai Jingyue Trading Co., Ltd. (“Shanghai Jingyue”)

On June 27, 2025, the Company disposed of Shanghai Jingyue to a third party (the “Buyer”). The management believed the disposal of Shanghai Jingyue represented a strategic shift, which had a major effect on the Company’s operations and financial results, and was accounted for as discontinued operations in accordance with ASC 205-20.

As of June 30, 2025, the condensed consolidated financial statements reflected the financial information of the following entities:

Name	Date of Incorporation	Place of Incorporation	Percentage of effective ownership	Principal activities
Able View Global	October 11, 2022	Cayman Islands	Parent	Investment holding company
Ableview Capital Group Ltd (“Ableview BVI”)	February 10, 2021	BVI	100%	Investment holding company
CSS Global Limited	October 28, 2022	BVI	100%	Investment holding company
Cosmetics Skin Solution Holding Limited	October 31, 2022	BVI	100%	Investment holding company
Ableview Brands Limited (“Ableview Brands”)	February 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”)	May 25, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
CSS Cosmetics (Hong Kong) Limited (“CSS HK”)	December 31, 2021	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”)	November 18, 2015	Hong Kong	100%	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”)	May 28, 2015	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”)	November 16, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”)	December 7, 2022	PRC	100%	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”)	November 24, 2020	PRC	100%	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”)	October 14, 2020	PRC	100%	Importing and selling cosmetics and other beauty products